Due from Affiliate	12 Months Ended
Dec. 31, 2020
Due From Affiliate [Abstract]
DUE FROM AFFILIATE
C.	DUE FROM AFFILIATE:

The Company manages and operates Stran Loyalty Group. The sole shareholder of the Company is a major shareholder in the parent company of Stran Loyalty Group. The amount due from affiliate is unsecured, non-interest bearing, and temporary in nature. This amount was collected in 2020. At December 31, 2020 and 2019, the amounts outstanding were $0 and $138,561, respectively.